Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues	€ 52,008	€ 52,036	€ 54,916
Other income	1,489	1,763	2,011
Supplies	(15,022)	(15,242)	(16,547)
Personnel expenses	(6,862)	(8,098)	(10,349)
Other expenses	(15,426)	(15,341)	(16,802)
Depreciation and amortization	(9,396)	(9,649)	(9,704)
OPERATING INCOME	6,791	5,469	3,525
Share of income (loss) of investments accounted for by the equity method	5	(5)	(10)
Finance income	1,073	1,770	2,076
Exchange gains	3,958	5,489	6,504
Finance costs	(3,363)	(4,476)	(4,417)
Exchange losses	(3,867)	(5,002)	(6,772)
Net financial expense	(2,199)	(2,219)	(2,609)
PROFIT BEFORE TAX	4,597	3,245	906
Corporate income tax	(1,219)	(846)	(155)
PROFIT FOR THE YEAR	3,378	2,399	751
Attributable to equity holders of the Parent	3,132	2,369	616
Attributable to non-controlling interests	€ 246	€ 30	€ 135
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)	€ 0.56	€ 0.42	€ 0.07